[LETTERHEAD] ROPES & GRAY LLP

September 29, 2004                                          Russell G. Aborn
                                                            (617) 951-7009
                                                            raborn@ropesgray.com

VIA EDGAR
Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C. 20549

Re: The DLB Fund Group (the "Trust") (File Nos. 333-118009 and 811-08690)

Ladies and Gentlemen:

This letter is being transmitted by means of electronic submission by the Trust pursuant to Rule 497(j) under the Securities Act of 1933, as amended (the "1933 Act"). I hereby certify on behalf of the Trust that the form of Prospectus and Statement of Additional Information that would have been filed by the Trust pursuant to Rule 497(b) under the 1933 Act would not have differed from that contained in the Trust's Post-Effective Amendment No. 1 to its Registration Statement on Form N-14, which was filed by electronic transmission on September 24, 2004.

Please direct any questions you may have with respect to this filing to me at the number indicated above.

Best Regards,


/s/ Russell G. Aborn
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Russell G. Aborn